Significant Accounting Policies - Summary of Property Plant Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	shorter of expected lives of leasehold improvement and lease term